UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07096

Investment Grade Municipal Income Fund Inc.

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2007

Item 1. Schedule of Investments

Investment Grade Municipal Income Fund Inc.
Schedule of investments – December 31, 2007 (unaudited)

	Moody’s	S&P	Face
	rating	rating	amount ($)	Value ($)

Long-term municipal bonds—169.88%

Alaska — 2.02%
Alaska International Airports Revenue Refunding Series A (MBIA Insured)[1]
5.000%, due 10/01/19	Aaa	AAA	1,000,000	1,039,440

5.000%, due 10/01/20	Aaa	AAA	1,000,000	1,033,570

5.000%, due 10/01/21	Aaa	AAA	1,000,000	1,027,750

				3,100,760

Arizona — 1.66%
Arizona State Transportation Board Highway Revenue-Series B
5.250%, due 07/01/18	Aa1	AAA	2,380,000	2,541,816

Arkansas — 0.95%
Little Rock Capital Improvement Revenue Parks & Recreation Projects-Series A
5.700%, due 01/01/18	NR	NR	1,435,000	1,454,990

California — 35.85%
California Educational Facilities Authority Revenue Refunding-Pepperdine University- Series A (FGIC Insured)
5.000%, due 09/01/33	Aaa	AAA	5,000,000	5,080,750

California Health Facilities Financing Authority Revenue-Kaiser Permanente-Series A
5.250%, due 04/01/39	NR	A+	5,000,000	5,002,900

California State Refunding
5.000%, due 05/01/27	A1	A+	5,000,000	5,085,600

California State Refunding-Series 2,
5.000%, due 09/01/27	A1	A+	3,000,000	3,056,190

California Statewide Communities Development Authority Apartment Development Revenue Refunding-Irvine Apartment Communities-Series A-3 (Mandatory Put 05/17/10 @ 100)
5.100%, due 05/15/25[2]	NR	NR	3,000,000	3,045,450

California Statewide Communities Development Authority Revenue-Kaiser Permanente-Series H (Mandatory Put 05/01/08 @ 100)
2.625%, due 04/01/34[2]	NR	A+	1,750,000	1,743,402

Los Angeles Wastewater System Revenue Refunding-Series A (FSA Insured)
5.000%, due 06/01/32	Aaa	AAA	6,250,000	6,419,250

Los Angeles Water & Power Revenue Power System-Series A, Subseries A-2 (MBIA Insured)
5.000%, due 07/01/27	Aaa	AAA	5,000,000	5,138,500

Sacramento County Sanitation District Financing Authority Revenue Refunding (AMBAC Insured)
5.000%, due 12/01/27	Aaa	AAA	10,000,000	10,306,200

San Diego County Regional Airport Authority Airport Revenue Refunding (AMBAC Insured)
5.250%, due 07/01/16[1]	Aaa	AAA	2,600,000	2,800,200

San Francisco City & County Public Utilities Commission Water Revenue-Series A (MBIA Insured)
5.000%, due 11/01/25	Aaa	AAA	2,000,000	2,079,160

University of California Revenue-Series A (AMBAC Insured)
5.000%, due 05/15/28[3]	Aaa	AAA	5,000,000	5,141,950

				54,899,552

Investment Grade Municipal Income Fund Inc.
Schedule of investments – December 31, 2007 (unaudited)

	Moody’s	S&P	Face
	rating	rating	amount ($)	Value ($)

Long-term municipal bonds—(continued)

Colorado — 4.90%
Colorado Health Facilities Authority Revenue Refunding-Adventist Health/Sunbelt-Series E2
5.125%, due 11/15/18	A2	A+	3,000,000	3,131,280

5.125%, due 11/15/19	A2	A+	3,000,000	3,109,080

University of Colorado Participation Interests
6.000%, due 12/01/13	NR	A+	1,209,677	1,266,968

				7,507,328

Florida — 4.10%
Florida State Board of Education Capital Outlay-Series E (FGIC Insured)
5.000%, due 06/01/24	Aaa	AAA	3,350,000	3,483,464

Miami-Dade County Aviation Revenue Refunding-Miami International Airport-Series B (XLCA Insured)
5.000%, due 10/01/18[1]	Aaa	AAA	2,700,000	2,792,691

				6,276,155

Illinois — 14.53%
Chicago O’Hare International Airport Revenue-General-Third Lien-Series D (MBIA Insured)
5.000%, due 01/01/26[1]	Aaa	AAA	11,270,000	11,322,631

Illinois Educational Facilities Authority Revenue Refunding-Augustana College-Series A
5.625%, due 10/01/22	Baa1	NR	1,200,000	1,229,736

Illinois Finance Authority Revenue-University of Chicago-Series A
5.000%, due 07/01/34	Aa1	AA	6,000,000	6,167,460

Illinois Municipal Electric Agency Power Supply-Series A (FGIC Insured)
5.250%, due 02/01/17	Aaa	AAA	3,000,000	3,287,460

Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue
6.500%, due 06/15/27	A1	AAA	250,000	250,440

				22,257,727

Indiana — 5.26%
Indiana Health & Educational Facilities Financing Authority Hospital Revenue Refunding-Clarian Health Obligation Group-Series B
5.000%, due 02/15/21	A2	A+	4,000,000	4,020,720

Indianapolis Airport Authority Revenue Refunding-Special Facilities-FedEx Corp. Project
5.100%, due 01/15/17[1]	Baa2	BBB	4,000,000	4,038,560

				8,059,280

Kentucky — 1.43%
Kenton County Airport Board Airport Revenue-Cincinnati/Northern Kentucky-Series B (MBIA Insured)
5.500%, due 03/01/18[1]	Aaa	AAA	2,080,000	2,189,491

Massachusetts — 4.67%
Massachusetts Health & Educational Facilities Authority Revenue-Harvard University- Series DD
5.000%, due 07/15/35	Aaa	AAA	6,000,000	6,117,480

Massachusetts Port Authority Revenue-US Airways Project (MBIA Insured)
6.000%, due 09/01/21[1]	Aaa	AAA	1,000,000	1,035,000

				7,152,480

Investment Grade Municipal Income Fund Inc.
Schedule of investments – December 31, 2007 (unaudited)

	Moody’s	S&P	Face
	rating	rating	amount ($)	Value ($)

Long-term municipal bonds—(continued)

Michigan — 5.31%
Michigan State Hospital Finance Authority Revenue Refunding-Trinity Health Credit Group-Series D
5.000%, due 08/15/25	Aa2	AA-	5,000,000	5,085,300

Michigan State Hospital Finance Authority Revenue-Trinity Health Credit Group-Series A
5.000%, due 12/01/26	Aa2	AA-	3,000,000	3,047,340

				8,132,640

Minnesota — 0.99%
Shakopee Health Care Facilities Revenue-Saint Francis Regional Medical Center
5.000%, due 09/01/17	NR	BBB	1,500,000	1,515,990

New Jersey — 6.06%
New Jersey Transportation Trust Fund Authority Transportation System-Series A
5.250%, due 12/15/20	A1	AA-	5,000,000	5,568,050

Tobacco Settlement Financing Corp.-Series 1-A
4.500%, due 06/01/23	Baa3	BBB	4,045,000	3,710,843

				9,278,893

New York — 15.54%
Metropolitan Transportation Authority New York Dedicated Tax Fund-Series A (FSA Insured)
5.250%, due 11/15/24	Aaa	AAA	1,765,000	1,883,432

New York City General Obligation-Series O
5.000%, due 06/01/24	A1	AA-	3,315,000	3,418,428

New York City Industrial Development Agency Special Facilities Revenue-Terminal One Group Association Project
5.500%, due 01/01/15[1]	A3	BBB+	2,000,000	2,118,960

New York City Industrial Development Agency Special Facilities Revenue-Terminal One Group Association Project (Mandatory Put 01/01/16 @ 100)
5.500%, due 01/01/17[1,2]	A3	BBB+	2,750,000	2,906,558

5.500%, due 01/01/18	A3	BBB+	3,250,000	3,415,067

Triborough Bridge & Tunnel Authority Revenue Refunding-Series B
5.250%, due 11/15/19	Aa2	AA-	3,140,000	3,365,169

Triborough Bridge & Tunnel Authority Revenue-Subordinate Bonds
5.250%, due 11/15/30	Aa3	A+	6,400,000	6,685,248

				23,792,862

North Carolina — 11.23%
North Carolina Eastern Municipal Power Agency Power System Revenue-Series A (Escrowed to Maturity)
6.400%, due 01/01/21	Baa2	AAA	3,065,000	3,707,516

North Carolina Medical Care Commission Health Care Facilities Revenue-Novant Health Obligation Group
5.000%, due 11/01/34	Aa3	AA-	5,000,000	4,985,000

North Carolina State Public Improvement-Series A
4.000%, due 03/01/24	Aa1	AAA	8,745,000	8,500,752

				17,193,268

Investment Grade Municipal Income Fund Inc.
Schedule of investments – December 31, 2007 (unaudited)

	Moody’s	S&P	Face
	rating	rating	amount ($)	Value ($)

Long-term municipal bonds—(continued)

Ohio — 12.48%
Buckeye Tobacco Settlement Financing Authority Asset-Backed Senior Turbo-Series A-2
5.125%, due 06/01/24	Baa3	BBB	10,000,000	9,452,800

Ohio State Higher Education-Series B
5.250%, due 11/01/17	Aa1	AA+	1,185,000	1,274,242

Ohio State Water Development Authority Water Pollution Control Revenue-Water Quality
5.000%, due 06/01/24	Aaa	AAA	8,000,000	8,393,120

				19,120,162

Pennsylvania — 1.92%
Susquehanna Area Regional Airport Authority Airport System Revenue-Subseries D
5.375%, due 01/01/18	Ba1	NR	3,000,000	2,940,750

Puerto Rico — 8.46%
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Refunding-Series N
5.500%, due 07/01/22	Baa3	BBB+	3,000,000	3,166,110

Puerto Rico Housing Finance Authority-Capital Funding Program (HUD Insured)
5.000%, due 12/01/18	Aa3	AA	3,000,000	3,150,270

University of Puerto Rico-Revenue System-Series Q
5.000%, due 06/01/17	Baa2	BBB	6,465,000	6,637,163

				12,953,543

South Carolina — 9.19%
Charleston Educational Excellence Financing Corp. Revenue-Charleston County School District Project
5.000%, due 12/01/24	A1	AA-	7,570,000	7,805,881

Greenville County School District Installment Purchase Refunding-Building Equity Sooner-Series AGC
5.000%, due 12/01/24	Aa3	AA-	5,000,000	5,185,500

Greenville Waterworks Revenue
5.250%, due 02/01/20	Aa1	AAA	1,000,000	1,077,920

				14,069,301

South Dakota — 0.58%
Standing Rock New Public Housing
6.000%, due 08/07/13[4]	NR	NR	898,729	894,038

Tennessee — 0.68%
Memphis-Shelby County Airport Authority Airport Revenue-Series D (AMBAC Insured)
6.000%, due 03/01/24[1]	Aaa	AAA	1,000,000	1,045,550

Texas — 17.09%
Coastal Bend Health Facilities Development Corp.-Incarnate Word Health System-Series A (Escrowed to Maturity) (AMBAC Insured)
6.300%, due 01/01/17	Aaa	AAA	3,700,000	4,134,343

Harris County Texas Lease
6.750%, due 05/01/20[5]	NR	NR	6,121,422	6,545,575

Houston Community College System Participation Interests
7.875%, due 06/15/25[5]	NR	NR	3,007,095	3,309,519

Lamar Consolidated Independent School District Schoolhouse (PSF-GTD)
5.000%, due 02/15/31	Aaa	AAA	3,235,000	3,364,594

Investment Grade Municipal Income Fund Inc.
Schedule of investments – December 31, 2007 (unaudited)

	Moody’s	S&P	Face
	rating	rating	amount ($)	Value ($)

Long-term municipal bonds—(continued)

Texas—(concluded)
Lower Colorado River Authority Transmission Contract Revenue-LCRA Transmission Services Corp. Project B (FSA Insured)
5.250%, due 05/15/20	Aaa	AAA	1,485,000	1,577,070

San Leanna Educational Facilities Corp. Higher Educational Revenue Refunding-Saint Edwards University Project
5.000%, due 06/01/18	Baa2	BBB+	2,000,000	2,028,420

Tarrant County Cultural Education Facilities Finance Corp. Revenue Refunding-Texas Health Resources-Series A
5.000%, due 02/15/19	Aa3	AA-	5,000,000	5,207,900

				26,167,421

Washington — 3.02%
Chelan County Public Utility District No. 001 Consolidated Revenue Refunding-Chelan Hydropower-Series A (MBIA Insured)
6.050%, due 07/01/32[1]	Aaa	AAA	4,225,000	4,628,023

Wyoming — 1.96%
Wyoming Student Loan Corp. Student Loan Revenue-RAMS-Senior Series A
6.050%, due 06/01/35[1,2]	NR	AAA	3,000,000	3,000,000

Total long-term municipal bonds (cost — $260,260,909)				260,172,020

Total investments (cost — $260,260,909)[6,7] — 169.88%				260,172,020

Other assets in excess of liabilities — 1.94%				2,979,856

Liquidation value of auction preferred shares — (71.82)%				(110,000,000)

Net assets applicable to common shareholders — 100.00%				153,151,876

1	Security subject to Alternative Minimum Tax.

2	Floating rate security. The interest rate shown is the current rate as of December 31, 2007.

3	Partial amount delivered to broker as collateral for futures transactions.

4	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.58% of net assets applicable to common shareholders as of December 31, 2007, is considered illiquid and restricted (See table below for more information).

Acquisition
			cost as a		Value as a
			percentage		percentage
Illiquid and	Acquisition	Acquisition	of common	Value at	of common
restricted security	date	cost ($)	net assets (%)	12/31/07 ($)	net assets (%)

Standing Rock New Public Housing, 6.000%, 08/07/13	08/08/02	898,729	0.59	894,038	0.58

5	The securities detailed in the table below are considered illiquid and restricted and represent 6.43% of net assets applicable to common shareholders as of December 31, 2007.

			Acquisition
			cost as a		Value as a
			percentage		percentage
Illiquid and	Acquisition	Acquisition	of common	Value at	of common
restricted securities	dates	cost ($)	net assets (%)	12/31/07 ($)	net assets (%)

Harris County Texas Lease,
6.750%, 05/01/20	09/07/00	6,121,422	4.00	6,545,575	4.27

Houston Community College System Participation Interests, 7.875%, 06/15/25	04/22/02	3,007,095	1.96	3,309,519	2.16

		9,128,517	5.96	9,855,094	6.43

6	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at December 31, 2007 were $3,134,122 and $3,223,011 respectively, resulting in net unrealized depreciation of investments of $88,889.

7	The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board or its delegate determines that this does not represent fair value. Securities traded in the over-the-counter (“OTC”) market are valued at the last bid price available on the valuation date prior to valuation.

AMBAC	American Municipal Bond Assurance Corporation

FGIC	Financial Guaranty Insurance Company

FSA	Financial Security Assurance

GTD	Guaranteed

HUD	Housing and Urban Development

MBIA	Municipal Bond Investors Assurance

NR	Not Rated

PSF	Permanent School Fund

RAMS	Reset Auction Mode Securities

XLCA	XL Capital Assurance

Futures contracts
					Unrealized
Number of		Expiration		Current	appreciation/
contracts	Sale contracts	dates	Proceeds ($)	value ($)	(depreciation) ($)

145	US Treasury Bond 30 Year Futures	March 2008	17,050,095	16,874,375	175,720

15	US Treasury Note 10 Year Futures	March 2008	1,699,196	1,701,562	(2,366)

			18,749,291	18,575,937	173,354

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated September 30, 2007.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Grade Municipal Income Fund Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	February 29, 2008

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	February 29, 2008